Financial assets at fair value through profit or loss (Details) - ARS ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total Current	$ 28,701	$ 30,097
Negotiable Instruments [Member]
IfrsStatementLineItems [Line Items]
Total Current	13,716	17,281
Money Market Fund [Member]
IfrsStatementLineItems [Line Items]
Total Current	$ 14,985	$ 12,816